Audit fees	12 Months Ended
Dec. 31, 2021
Auditor fees [abstract]
Audit fees
29

Audit fees
Total

audit and non-audit services include

the following fees for services provided by the Group’s auditor.
Fees of Group’s auditors
2021 2020 2019
Audit fees 27 25 21
Audit related fees 0 1 2
Total

1
27 26 23
1

The Group’s auditors did not provide any non-audit services.
Fees as disclosed in the table above relate to the network of the Group’s auditors and are the total expected audit fees for the period excluding VAT.